Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Sendas Distributor S.A.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,351,833,200
Amendment Flag	false
Entity Central Index Key	0001834048
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39928
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Ayrton Senna, No. 6,000
Entity Address, Address Line Two	Lote 2, Pal 48959, Anexo A
Entity Address, Address Line Three	Jacarepaguá
Entity Address, Postal Zip Code	22775-005
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1448
Auditor Name	ERNST & YOUNG
Auditor Location	São Paulo, Brazil
Business Contact
Document Information Line Items
Entity Address, Address Line One	Avenida Ayrton Senna, No. 6,000
Entity Address, Address Line Two	Lote 2, Pal 48959, Anexo A
Entity Address, Address Line Three	Jacarepaguá
Entity Address, Postal Zip Code	22775-005
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Contact Personnel Name	Vitor Fagá de Almeida
City Area Code	55
Local Phone Number	11 3411 5042
Contact Personnel Email Address	ri.assai@assai.com.br
Common Shares, without par value
Document Information Line Items
Trading Symbol	ASAI
Title of 12(b) Security	Common Shares, without par value
Security Exchange Name	NYSE
American Depositary Share, each representing five common shares
Document Information Line Items
Title of 12(b) Security	American Depositary Share, each representing five common shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true